UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Scalia
Title:     CFO
Phone:     212-616-1122

Signature, Place, and Date of Signing:

      /s/ Tom Scalia     New York, NY     February 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $166,851 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102    12992   400000 SH       SOLE                   400000        0        0
APACHE CORP                    COM              037411105     5377    50000 SH       SOLE                    50000        0        0
CABOT OIL & GAS CORP           COM              127097103     8074   200000 SH       SOLE                   200000        0        0
DELTA PETE CORP                COM NEW          247907207     4713   250000 SH       SOLE                   250000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    18439   180000 SH       SOLE                   180000        0        0
FRONTIER OIL CORP              COM              35914P105     6087   150000 SH       SOLE                   150000        0        0
FRONTLINE LTD                  SHS              G3682E127     4320    90000 SH  PUT  SOLE                    90000        0        0
GOLDCORP INC NEW               COM              380956409     3393   100000 SH       SOLE                   100000        0        0
GULFPORT ENERGY CORP           COM NEW          402635304     7304   400000 SH       SOLE                   400000        0        0
HOLLY CORP                     COM PAR $0.01    435758305     7634   150000 SH       SOLE                   150000        0        0
KODIAK OIL & GAS CORP          COM              50015Q100     1540   700000 SH       SOLE                   700000        0        0
MGM MIRAGE                     COM              552953101     8402   100000 SH       SOLE                   100000        0        0
NEWFIELD EXPL CO               COM              651290108    10540   200000 SH       SOLE                   200000        0        0
PEABODY ENERGY CORP            COM              704549104     6164   100000 SH  PUT  SOLE                   100000        0        0
PHI INC                        COM NON VTG      69336T205     5338   172070 SH       SOLE                   172070        0        0
POSCO                          SPONSORED ADR    693483109     3008    20000 SH       SOLE                    20000        0        0
PRIDE INTL INC DEL             COM              74153Q102    10170   300000 SH       SOLE                   300000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109    13930   250000 SH       SOLE                   250000        0        0
STERLITE INDS INDIA LTD        ADS              859737207     6040   231663 SH       SOLE                   231663        0        0
WALTER INDS INC                COM              93317Q105    19956   555400 SH       SOLE                   555400        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     3430    50000 SH       SOLE                    50000        0        0